Regulatory Capital Matters - Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations (Details) $ in Thousands	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Consolidated
Total Capital to risk weighted assets
Actual Amount	$ 442,338	$ 439,563	$ 433,958
Actual Ratio	0.1871	0.1865	0.1888
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount, before adjustments			$ 183,867
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 248,273	$ 247,459	241,325
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	236,450	235,675	229,834
Tier 1 (Core) Capital to risk weighted assets
Actual Amount	$ 416,249	$ 413,592	$ 412,946
Actual Ratio	0.1760	0.1755	0.1797
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount, before adjustments			$ 137,900
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 200,983	$ 200,324	195,358
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	189,160	188,540	186,867
Common Tier 1 (CET 1) to risk-weighted assets
Actual Amount	$ 416,249	$ 413,592	$ 412,946
Actual Ratio	0.1760	0.1755	0.1797
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount, before adjustments			$ 103,425
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 165,515	$ 164,973	160,883
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	153,693	153,189	149,392
Tier 1 (Core) Capital to average assets
Actual Amount	$ 416,249	$ 413,592	$ 412,946
Actual Ratio	0.1120	0.1119	0.1134
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 148,725	$ 147,859	$ 145,605
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	185,906	184,824	182,007
Burke & Herbert Bank & Trust
Total Capital to risk weighted assets
Actual Amount	$ 439,212	$ 436,046	$ 432,290	$ 409,923
Actual Ratio	0.1857	0.1850	0.1881	0.1884
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount, before adjustments			$ 183,900
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 248,365	$ 247,528	241,368	$ 174,050
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	236,538	235,741	229,874	217,562
Tier 1 (Core) Capital to risk weighted assets
Actual Amount	$ 413,123	$ 410,075	$ 411,251	$ 382,672
Actual Ratio	0.1747	0.1740	0.1789	0.1759
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount, before adjustments			$ 137,925
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 201,057	$ 200,380	195,393	$ 130,537
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	189,230	188,593	183,900	174,050
Common Tier 1 (CET 1) to risk-weighted assets
Actual Amount	$ 413,123	$ 410,075	$ 411,251	$ 382,672
Actual Ratio	0.1747	0.1740	0.1789	0.1759
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount, before adjustments			$ 103,443
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 165,576	$ 165,019	160,912	$ 97,903
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	153,750	153,232	149,418	141,415
Tier 1 (Core) Capital to average assets
Actual Amount	$ 413,123	$ 410,075	$ 411,251	$ 382,672
Actual Ratio	0.1111	0.1109	0.1130	0.1081
Minimum Required for Capital Adequacy Purposes (includes applicable capital conservation buffer) Amount	$ 148,770	$ 147,913	$ 145,605	$ 141,594
To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	$ 185,962	$ 184,891	$ 182,007	$ 176,992